Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 27, 2023	Mar. 23, 2023	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares issued			490,323
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Pro Forma [Member]
Subsequent Event [Line Items]
Number of shares issued				3,750,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Share price				$ 4.00
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued	3,325,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share price	$ 4.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued		425,000
Stock Issued During Period, Value, New Issues		$ 15